Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the balance sheet date but before the unaudited condensed consolidated financial statements are issued.

On September 30, 2021, Greenwave Technology Solutions, Inc. entered into definitive agreements to acquire Empire Services, Inc. for consideration of (i) 495,000,000 shares of Common Stock, (ii) within 3 business days of the closing of the Company’s next capital raise, repayment of a $1 million advance made to purchase Empire’s Virginia Beach location and (iii) a promissory note in the principal amount of $3.7 million with a maturity date of September 30, 2023. The acquisition was effective October 1, 2021 upon the effectiveness of a Certificate of Merger in Virginia.

NOTE 19 – SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued.

On January 21, 2021, MassRoots issued 4,448,251 shares of common stock for the settlement of $13,345 in convertible debt and accrued interest.

From February 16 to March 16, 2021, MassRoots received proceeds of $200,000 for the sale of 10 shares of Series X Preferred Stock.

From January 7 to March 25, 2021, MassRoots exchanged $35,000 in convertible debt, $60,444 in accrued interest, and warrants to purchase 131,249,975 shares of common stock at $0.0004/share into 4.82388 shares of Series Y Preferred Stock.

On March 17, 2021, MassRoots issued 27.78633 shares of Series Y Preferred Stock that were recorded as to be issued as of December 31, 2020.